Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Total attributable to the controlling shareholder	Capital	Advances for future capital increase [Domain]	Expenses on issuance of shares	Capital transactions	Legal reserve	Unrealized Profits Reserve	Equity valuation adjustment	Accumulated translation adjustment	Retained earnings	Non-controlling interests
Equity at Dec. 31, 2020	R$ 327,194	R$ 303,673	R$ 36,899	R$ 176,000	R$ 0	R$ (3,458)	R$ 7,380	R$ 69,050	R$ 984	R$ 16,818	R$ 0	R$ 23,521
Capital increase with investment transfer	24,005	24,005	49,021							(25,016)
Advance for future capital increase	0	0	176,000	(176,000)
Transactions with shareholders	(118,026)	(118,026)				(118,026)
Participation of non-controllers	(18,623)											(18,623)
Distribution of profit from previous year	(307)	(307)						(307)
Comprehensive loss	(13,390)
Profit for the year	138,142	131,116									131,116	7,026
Comprehensive loss	16,687	16,687						63		16,624
Exchange variation on Capital Transaction	0	0				4,998				(4,998)
Net income for the year	138,142	131,116									131,116	7,026
Increase (decrease) through transfer to statutory reserve, equity	0	0					6,556				(6,556)
Minimum dividends	(31,154)	(31,154)									(31,154)
Increase (Decrease) through Unrealized Profit Reserve, Equity	0	0						93,406			(93,406)
Unearned profit reserve	0	0						93,406			(93,406)
Equity at Dec. 31, 2021	337,918	325,994	261,920	0	0	(116,486)	13,936	162,212	984	3,428	0	11,924
Transactions with shareholders	(1,349)	(1,349)				(1,349)				0
Participation of non-controllers	43,429											43,429
Increase decrease through transfer by onerous transfer	(1,734)	(1,734)						3,531
Comprehensive loss	(88,312)
Profit for the year	187,874	161,493									161,493	26,381
Comprehensive loss	(80,695)	(80,695)							(984)	(79,711)
Exchange variation on Capital Transaction						7,617				(7,617)
Net income for the year	187,874	161,493									161,493	26,381
Minimum dividends	(38,355)	(38,355)									(38,355)
Increase (Decrease) through Unrealized Profit Reserve, Equity								115,063			(115,063)
Legal Reserve							8,075				(8,075)
Unearned profit reserve								115,063			(115,063)
Equity at Dec. 31, 2022	447,088	365,354	261,920			(110,218)	22,011	280,806		(89,165)		81,734
Participation of non-controllers	13,231											13,231
Participation of non-controllers	122,351											122,351
Net income loss	21,173	13,288									13,288	7,885
Comprehensive loss	(118,891)
Profit for the year	17,176	(62,477)									(62,477)	79,653
Comprehensive loss	(102,420)	(102,420)								(102,420)
Transactions with shareholder	(21,116)	0	316,105				(22,011)	(280,806)			(13,288)	(21,116)
PIPE	595,746	595,746	595,746
HPX trust account balance at CSTT	48,083	48,083	48,083
Equity HPX	(41,750)	(41,750)	(41,750)
Exchange variation on Capital Transaction						(2,413)				2,413
Exchange Variation on Capital Transaction						13,115				(13,115)
Net income for the year	17,176	(62,477)									(62,477)	79,653
Issuance of new shares	263,004	263,004	263,004
Equity valuation adjustment	(5,769)	(5,769)								(5,769)
Expenses on the issuance of shares	(119,822)	(119,822)			(119,822)
Realization of costs in issuance of shares	119,822	119,822			119,822
Equity at Dec. 31, 2023	R$ 1,356,797	R$ 1,073,059	R$ 1,443,108	R$ 0	R$ 0	R$ (99,516)	R$ 0	R$ 0	R$ 0	R$ (208,056)	R$ (62,477)	R$ 283,738